Note 12 - Long-term Debt (Tables)	12 Months Ended
Dec. 31, 2021
Notes Tables
Schedule of Debt [Table Text Block]
	As at December 31,
	2021	2020
Revolving Credit Facility	$-	$213,239
Senior Notes	529,089	255,790
Capital leases maturing at various dates through 2024	810	2,430
Other long-term debt maturing at various dates up to 2023	1,155	8,436
	531,054	479,895

Less: current portion	1,458	9,024
Long-term debt - non-current	$529,596	$470,871

Schedule of Maturities of Long-term Debt [Table Text Block]
For the year ended December 31,
2022	$1,458
2023	462
2024	45
2025	-
2026 and thereafter	529,089
$531,054